ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Accumulated Other Comprehensive Income (Loss)

NOTE         ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
11:-

The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for the year ended December 31, 2014:

	Unrealized gains (losses) on available-for-sale marketable securities	Unrealized gains (losses) on cash flow hedges (*)	Foreign currency translation adjustments	Total

Beginning balance	$(61)	$(16)	$(1,394)	$(1,471)
Other comprehensive income (loss) before reclassifications	(122)	(33)	(3,249)	(3,404)
Amounts reclassified from accumulated other comprehensive income	122	(82)	-	40
Net current period other comprehensive income (loss)	-	(115)	(3,249)	(3,364)

Ending balance	$(61)	$(131)	$(4,643)	$(4,835)

*)	Refer to Notes 14 for the affected line item in the statement of income.